Employee benefits (Post-Employment) - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Employers' expected contributions to the plan for 2017	$ 197
Estimated costs	$ 838
Average duration of actuarial liability related to plan		12.51 Years
Percentage of cost governed by collective bargaining agreement	70.00%
Description of Sensitivity to changes in assumptions	The effect of a 100 basis points (bps) change in the assumed discount rate and medical cost trend rate is as set out below
Terms of Financial Commitment [member]
Disclosure of defined benefit plans [line items]
Semiannual coupon payments rate on pension plan	6.00%
Terms of financial commitment balance	$ 3,268
Crude oil and oil products pledged as security	4,496
Interest payments on employers contribution	$ 195
Petros Pension Plan [member]
Disclosure of defined benefit plans [line items]
Average duration of actuarial liability related to plan	13.08 Years	11.69 Years
Deficit settlement plan petros plan [member]
Disclosure of defined benefit plans [line items]
Accumulated deficit of the plan		$ 8,253
Additional contribution of participants in defined benefit plan	$ 166
Petros plan [member]
Disclosure of defined benefit plans [line items]
Percentage of participants in plan accepted the plan split	75.00%
Petros 2 Pension Plan [member]
Disclosure of defined benefit plans [line items]
Employers' expected contributions to the plan for 2017	$ 255
Average duration of actuarial liability related to plan	42.48 Years	43.53 Years
Contribution for plan with defined contribution characteristics	$ 248
Estimated costs amounting	80
Pension Plan Assets [member]
Disclosure of defined benefit plans [line items]
Pension plan assets invested in real estate properties leased by public	344
Pension Plan Assets [member] | Common Shares [member]
Disclosure of defined benefit plans [line items]
Pension plan assets invested portfolio in Petrobras' shares	3
Pension Plan Assets [member] | Debentures [member]
Disclosure of defined benefit plans [line items]
Pension plan assets invested portfolio in Petrobras' shares	$ 11
AMS Medical Plan [member]
Disclosure of defined benefit plans [line items]
Average duration of actuarial liability related to plan	22.24 Years	22.08 Years
Defined contribution pension plans [member]
Disclosure of defined benefit plans [line items]
Defined contribution pension plans paid	$ 3